Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As discussed in the Compensation Discussion and Analysis above, our Compensation Committee has implemented an executive compensation program based on the philosophy that our executive management team should be aligned with our shareholders, and that our executives should be incentivized and rewarded for performance that advances business goals and the creation of sustainable value in all business cycles, leading to shareholder value creation. The following table sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years ended December 31, 2022, 2021 and 2020.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(1)(2)(3)	Value of Initial Fixed $100 Investment Based On:(4)		Net Income (loss) (in thousands)	Adjusted EBITDA (Company- Selected Measure) (in thousands)(5)
					Company Total Shareholder Return	Peer Group Total Shareholder Return
2022	$6,356,663	$ 16,491,636	$2,214,710	$5,694,654	$76.4	$112.9	$(87,784)	$121,022
2021	$ 2,876,989	$ 829,802	$1,871,043	$1,248,042	$32.3	$ 69.9	$(61,684)	$96,276
2020	$5,335,487	$(3,579,907)	$1,805,011	$(238,275)	$43.5	$ 57.9	$20,084	$155,260
(1)	The amounts shown for Compensation Actually Paid (“CAP”) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. To calculate the CAP, the following amounts were deducted from and added to the Summary Compensation Table (“SCT”) total compensation:

PEO SCT Total to CAP Reconciliation:

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation(i)	SCT Total	Deductions from SCT Total(ii)	Additions to SCT Total(iii)	CAP
2022	$700,000	$1,400,000	$7,625	$6,356,663	$4,249,038	$14,384,011	$16,491,636
2021	$700,000	$929,670	$0	$2,876,989	$1,247,319	$(799,868)	$829,802
2020	$597,917	$472,500	$7,125	$5,335,487	$4,257,945	$(4,657,449)	$(3,579,907)

Average Non-PEO NEOs SCT Total to CAP Reconciliation:

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation(i)	SCT Total	Deductions from SCT Total(ii)	Additions to SCT Total(iii)	CAP
2022	$433,333	$576,333	$5,083	$2,214,710	$1,199,960	$4,679,904	$5,694,654
2021	$433,333	$417,173	$0	$1,871,043	$1,020,536	$397,535	$1,248,042
2020	$395,500	$222,000	$4,750	$1,805,011	$1,182,761	$(860,525)	$(238,275)
(i)	Reflects “all other compensation” reported in the SCT for each year shown.
(ii)	Represents the grant date fair value of equity-based awards granted each year.
(iii)	Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal years ended December 31, 2022, 2021 and 2020 is further detailed in the supplemental tables below.

PEO Equity Component of CAP for Fiscal Year ended December 31, 2022:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2022 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2022 (b)	Change in Value of Prior Years’ Awards That Vested in FY2022 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$7,823,076	$1,665,913	—	$9,488,989
RSUs	$4,257,692	$371,906	—	$4,629,598
RSAs	—	$265,424	—	$265,424
Total	$12,080,768	$2,303,243	—	$14,384,011

Average Non-PEO NEOs Equity Component of CAP for Fiscal Year ended December 31, 2022:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2022 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2022 (b)	Change in Value of Prior Years’ Awards That Vested in FY2022 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$2,209,295	$890,189	—	$3,099,484
RSUs	$1,202,404	$304,287	—	$1,506,691
RSAs	—	$73,729	—	$73,729
Total	$3,411,698	$1,268,205	—	$4,679,904

PEO Equity Component of CAP for Fiscal Year ended December 31, 2021:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2021 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2021 (b)	Change in Value of Prior Years’ Awards That Vested in FY2021 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$652,796	$(1,620,184)	—	$(967,389)
RSUs	$408,570	—	—	$408,570
RSAs	—	$(241,050)	—	$(241,050)
Total	$1,061,366	$(1,861,234)	—	$(799,868)

Average Non-PEO NEOs Equity Component of CAP for Fiscal Year ended December 31, 2021:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2021 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2021 (b)	Change in Value of Prior Years’ Awards That Vested in FY2021 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$534,108	$(409,631)	—	$124,477
RSUs	$334,286	—	—	$334,286
RSAs	—	$(61,228)	—	$(61,228)
Total	$868,394	$(470,859)	—	$397,535

PEO Equity Component of CAP for Fiscal Year ended December 31, 2020:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2020 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2020 (b)	Change in Value of Prior Years’ Awards That Vested in FY2020 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$1,059,814	$(5,047,613)	—	$(3,987,799)
RSUs	—	—	—	—
RSAs	$785,047	$(1,454,697)	—	$(669,650)
Total	$1,844,861	$(6,502,310)	—	$(4,657,449)

Average Non-PEO NEOs Equity Component of CAP for Fiscal Year ended December 31, 2020:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2020 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2020 (b)	Change in Value of Prior Years’ Awards That Vested in FY2020 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$294,392	$(1,060,193)	—	$(765,801)
RSUs	—	—	—	—
RSAs	$218,068	$(312,792)	—	$(94,724)
Total	$512,460	$(1,372,985)	—	$(860,525)
(2)	The non-principal executive officer (“PEO”) named executive officers (“NEOs”) reflected in the Non-PEO named executive officer columns represent the following individuals for each of the years shown: Scotty Sparks, Executive Vice President and Chief Operating Officer; Erik Staffeldt, Executive Vice President and Chief Financial Officer; and Ken Neikirk, Executive Vice President, General Counsel and Corporate Secretary.
(3)	We do not have pensions; therefore an adjustment to the SCT totals related to pension values for any of the years reflected is not needed.
(4)	The Peer Group TSR in this table utilizes the Philadelphia Oil Service Sector index (the “OSX”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2022 Annual Report. The comparison assumes $100 was invested for the period starting December 31, 2019 through the end of the listed year in the Company and the OSX, respectively. These results are not necessarily indicative of future performance.
(5)	Adjusted EBITDA is a non-GAAP financial measure. For a reconciliation of Adjusted EBITDA to reported net income (loss), see “Non-GAAP Financial Measures” on pages 38-39 of our 2022 Annual Report.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(2)	The non-principal executive officer (“PEO”) named executive officers (“NEOs”) reflected in the Non-PEO named executive officer columns represent the following individuals for each of the years shown: Scotty Sparks, Executive Vice President and Chief Operating Officer; Erik Staffeldt, Executive Vice President and Chief Financial Officer; and Ken Neikirk, Executive Vice President, General Counsel and Corporate Secretary.

Peer Group Issuers, Footnote [Text Block]
(4)	The Peer Group TSR in this table utilizes the Philadelphia Oil Service Sector index (the “OSX”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2022 Annual Report. The comparison assumes $100 was invested for the period starting December 31, 2019 through the end of the listed year in the Company and the OSX, respectively. These results are not necessarily indicative of future performance.

PEO Total Compensation Amount	$ 6,356,663	$ 2,876,989	$ 5,335,487
PEO Actually Paid Compensation Amount	$ 16,491,636	829,802	(3,579,907)
Adjustment To PEO Compensation, Footnote [Text Block]
(1)	The amounts shown for Compensation Actually Paid (“CAP”) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. To calculate the CAP, the following amounts were deducted from and added to the Summary Compensation Table (“SCT”) total compensation:

PEO SCT Total to CAP Reconciliation:

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation(i)	SCT Total	Deductions from SCT Total(ii)	Additions to SCT Total(iii)	CAP
2022	$700,000	$1,400,000	$7,625	$6,356,663	$4,249,038	$14,384,011	$16,491,636
2021	$700,000	$929,670	$0	$2,876,989	$1,247,319	$(799,868)	$829,802
2020	$597,917	$472,500	$7,125	$5,335,487	$4,257,945	$(4,657,449)	$(3,579,907)
(i)	Reflects “all other compensation” reported in the SCT for each year shown.
(ii)	Represents the grant date fair value of equity-based awards granted each year.
(iii)	Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal years ended December 31, 2022, 2021 and 2020 is further detailed in the supplemental tables below.

PEO Equity Component of CAP for Fiscal Year ended December 31, 2022:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2022 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2022 (b)	Change in Value of Prior Years’ Awards That Vested in FY2022 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$7,823,076	$1,665,913	—	$9,488,989
RSUs	$4,257,692	$371,906	—	$4,629,598
RSAs	—	$265,424	—	$265,424
Total	$12,080,768	$2,303,243	—	$14,384,011

PEO Equity Component of CAP for Fiscal Year ended December 31, 2021:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2021 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2021 (b)	Change in Value of Prior Years’ Awards That Vested in FY2021 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$652,796	$(1,620,184)	—	$(967,389)
RSUs	$408,570	—	—	$408,570
RSAs	—	$(241,050)	—	$(241,050)
Total	$1,061,366	$(1,861,234)	—	$(799,868)

PEO Equity Component of CAP for Fiscal Year ended December 31, 2020:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2020 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2020 (b)	Change in Value of Prior Years’ Awards That Vested in FY2020 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$1,059,814	$(5,047,613)	—	$(3,987,799)
RSUs	—	—	—	—
RSAs	$785,047	$(1,454,697)	—	$(669,650)
Total	$1,844,861	$(6,502,310)	—	$(4,657,449)

Non-PEO NEO Average Total Compensation Amount	$ 2,214,710	1,871,043	1,805,011
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,694,654	1,248,042	(238,275)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(1)	The amounts shown for Compensation Actually Paid (“CAP”) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. To calculate the CAP, the following amounts were deducted from and added to the Summary Compensation Table (“SCT”) total compensation:

Average Non-PEO NEOs SCT Total to CAP Reconciliation:

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation(i)	SCT Total	Deductions from SCT Total(ii)	Additions to SCT Total(iii)	CAP
2022	$433,333	$576,333	$5,083	$2,214,710	$1,199,960	$4,679,904	$5,694,654
2021	$433,333	$417,173	$0	$1,871,043	$1,020,536	$397,535	$1,248,042
2020	$395,500	$222,000	$4,750	$1,805,011	$1,182,761	$(860,525)	$(238,275)
(i)	Reflects “all other compensation” reported in the SCT for each year shown.
(ii)	Represents the grant date fair value of equity-based awards granted each year.
(iii)	Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal years ended December 31, 2022, 2021 and 2020 is further detailed in the supplemental tables below.

Average Non-PEO NEOs Equity Component of CAP for Fiscal Year ended December 31, 2022:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2022 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2022 (b)	Change in Value of Prior Years’ Awards That Vested in FY2022 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$2,209,295	$890,189	—	$3,099,484
RSUs	$1,202,404	$304,287	—	$1,506,691
RSAs	—	$73,729	—	$73,729
Total	$3,411,698	$1,268,205	—	$4,679,904

Average Non-PEO NEOs Equity Component of CAP for Fiscal Year ended December 31, 2021:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2021 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2021 (b)	Change in Value of Prior Years’ Awards That Vested in FY2021 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$534,108	$(409,631)	—	$124,477
RSUs	$334,286	—	—	$334,286
RSAs	—	$(61,228)	—	$(61,228)
Total	$868,394	$(470,859)	—	$397,535

Average Non-PEO NEOs Equity Component of CAP for Fiscal Year ended December 31, 2020:

Equity Type	Fair Value of Current Year Equity Awards at 12/31/2020 (a)	Change in Value of Prior Years’ Awards Unvested at 12/31/2020 (b)	Change in Value of Prior Years’ Awards That Vested in FY2020 (c)	Equity Value Included in CAP (d) = (a) + (b) + (c)
PSUs	$294,392	$(1,060,193)	—	$(765,801)
RSUs	—	—	—	—
RSAs	$218,068	$(312,792)	—	$(94,724)
Total	$512,460	$(1,372,985)	—	$(860,525)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company and Peer Group’s cumulative TSR over the three most recently completed fiscal years.

CAP vs. Total Shareholder Return

Compensation Actually Paid vs. Net Income [Text Block]

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our net income (loss) during the three most recently completed fiscal years.

CAP vs. Net Income (loss)

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other Non-PEO NEOs, and our Adjusted EBITDA during the three most recently completed fiscal years.

CAP vs. Adjusted EBITDA(1)

(1)	Adjusted EBITDA is a non-GAAP financial measure. For a reconciliation of Adjusted EBITDA to reported net income (loss), see “Non-GAAP Financial Measures” on pages 38-39 of our 2022 Annual Report.

Total Shareholder Return Vs Peer Group [Text Block]

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company and Peer Group’s cumulative TSR over the three most recently completed fiscal years.

CAP vs. Total Shareholder Return

Tabular List [Table Text Block]

The three items listed in the following table represent the most important metrics we used to determine CAP to our CEO and other NEOs for the fiscal year ended December 31, 2022 as further described in our CD&A within the sections titled “2022 Executive Compensation Program” and “Long-Term Incentive Program”. The role of each of these performance measures is discussed in the CD&A. The measures in this table are not ranked.

Most Important Performance Measures
• Adjusted EBITDA
• Total Shareholder Return
• Free Cash Flow

Total Shareholder Return Amount	$ 76.4	32.3	43.5
Peer Group Total Shareholder Return Amount	112.9	69.9	57.9
Net Income (Loss)	$ (87,784,000)	$ (61,684,000)	$ 20,084,000
Company Selected Measure Amount	121,022,000	96,276,000	155,260,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(5)	Adjusted EBITDA is a non-GAAP financial measure. For a reconciliation of Adjusted EBITDA to reported net income (loss), see “Non-GAAP Financial Measures” on pages 38-39 of our 2022 Annual Report.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
PEO [Member]
Pay vs Performance Disclosure [Table]
Salary	$ 700,000	$ 700,000	$ 597,917
Bonus and Non-Equity Incentive Compensation	1,400,000	929,670	472,500
All Other Compensation	7,625	0	7,125
PEO [Member] | Deductions from SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,249,038)	(1,247,319)	(4,257,945)
PEO [Member] | Additions to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,384,011	(799,868)	(4,657,449)
PEO [Member] | Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,080,768	1,061,366	1,844,861
PEO [Member] | Fair Value of Current Year Equity Awards, Performance Share Units (PSUs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,823,076	652,796	1,059,814
PEO [Member] | Fair Value of Current Year Equity Awards, Restricted Stock Units (RSUs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,257,692	408,570	0
PEO [Member] | Fair Value of Current Year Equity Awards, Restricted Stock Awards (RSAs). [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	785,047
PEO [Member] | Change in Value of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,303,243	(1,861,234)	(6,502,310)
PEO [Member] | Change in Value of Prior Years Awards Unvested, Performance Share Units (PSUs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,665,913	(1,620,184)	(5,047,613)
PEO [Member] | Change in Value of Prior Years Awards Unvested, Restricted Stock Units (RSUs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	371,906	0	0
PEO [Member] | Change in Value of Prior Years Awards, Unvested Restricted stock awards (RSAs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	265,424	(241,050)	(1,454,697)
PEO [Member] | Change in Value of Prior Years Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Value of Prior Years Awards that Vested, Performance Share Units (PSUs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Value of Prior Years Awards that Vested, Restricted Stock Units (RSUs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Value of Prior Years Awards that Vested, Restricted stock awards (RSAs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Value Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,384,011	(799,868)	(4,657,449)
PEO [Member] | Equity Value Included in CAP, Performance Share Units (PSUs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,488,989	(967,389)	(3,987,799)
PEO [Member] | Equity Value Included in CAP, Restricted Stock Units (RSUs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,629,598	408,570	0
PEO [Member] | Equity Value Included in CAP, Restricted Stock Awards (RSAs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	265,424	(241,050)	(669,650)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Salary	433,333	433,333	395,500
Bonus and Non-Equity Incentive Compensation	576,333	417,173	222,000
All Other Compensation	5,083	0	4,750
Non-PEO NEO [Member] | Deductions from SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,199,960)	(1,020,536)	(1,182,761)
Non-PEO NEO [Member] | Additions to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,679,904	397,535	(860,525)
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,411,698	868,394	512,460
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards, Performance Share Units (PSUs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,209,295	534,108	294,392
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards, Restricted Stock Units (RSUs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,202,404	334,286	0
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards, Restricted Stock Awards (RSAs). [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	218,068
Non-PEO NEO [Member] | Change in Value of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,268,205	(470,859)	(1,372,985)
Non-PEO NEO [Member] | Change in Value of Prior Years Awards Unvested, Performance Share Units (PSUs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	890,189	(409,631)	(1,060,193)
Non-PEO NEO [Member] | Change in Value of Prior Years Awards Unvested, Restricted Stock Units (RSUs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	304,287	0	0
Non-PEO NEO [Member] | Change in Value of Prior Years Awards, Unvested Restricted stock awards (RSAs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	73,729	(61,228)	(312,792)
Non-PEO NEO [Member] | Change in Value of Prior Years Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Value of Prior Years Awards that Vested, Performance Share Units (PSUs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Value of Prior Years Awards that Vested, Restricted Stock Units (RSUs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Value of Prior Years Awards that Vested, Restricted stock awards (RSAs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Value Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,679,904	397,535	(860,525)
Non-PEO NEO [Member] | Equity Value Included in CAP, Performance Share Units (PSUs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,099,484	124,477	(765,801)
Non-PEO NEO [Member] | Equity Value Included in CAP, Restricted Stock Units (RSUs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,506,691	334,286	0
Non-PEO NEO [Member] | Equity Value Included in CAP, Restricted Stock Awards (RSAs) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 73,729	$ (61,228)	$ (94,724)